Trade and Other Receivables - Summary of Changes in Allowance for Doubtful Accounts (Detail) - Trade receivables [Member] - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets [Line Items]
Balance at beginning of the year	₱ 18,788	₱ 15,921
Provisions (reversals) and other adjustments	(1,029)	5,305
Write-offs	(3,258)	(2,438)
Balance at end of the year	14,501	18,788
Gross amount of receivables individually impaired, before deducting any impairment allowance	10,160	14,970
Individual impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment	10,160	14,970
Collective impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment	4,341	3,818
Retail subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Balance at beginning of the year	12,588	9,540
Provisions (reversals) and other adjustments	(1,166)	4,843
Write-offs	(2,644)	(1,795)
Balance at end of the year	8,778	12,588
Gross amount of receivables individually impaired, before deducting any impairment allowance	5,747	9,789
Retail subscribers [Member] | Individual impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment	5,747	9,789
Retail subscribers [Member] | Collective impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment	3,031	2,799
Corporate subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Balance at beginning of the year	3,827	4,451
Provisions (reversals) and other adjustments	15	(71)
Write-offs	(538)	(553)
Balance at end of the year	3,304	3,827
Gross amount of receivables individually impaired, before deducting any impairment allowance	3,177	3,711
Corporate subscribers [Member] | Individual impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment	3,177	3,711
Corporate subscribers [Member] | Collective impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment	127	116
Foreign administrations [Member]
Disclosure Of Financial Assets [Line Items]
Balance at beginning of the year	628	315
Provisions (reversals) and other adjustments	310	359
Write-offs		(46)
Balance at end of the year	938	628
Gross amount of receivables individually impaired, before deducting any impairment allowance	104	87
Foreign administrations [Member] | Individual impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment	104	87
Foreign administrations [Member] | Collective impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment	834	541
Domestic carriers [Member]
Disclosure Of Financial Assets [Line Items]
Balance at beginning of the year	134	86
Provisions (reversals) and other adjustments	(59)	60
Write-offs		(12)
Balance at end of the year	75	134
Gross amount of receivables individually impaired, before deducting any impairment allowance	51	113
Domestic carriers [Member] | Individual impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment	51	113
Domestic carriers [Member] | Collective impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment	24	21
Dealers agents and others [Member]
Disclosure Of Financial Assets [Line Items]
Balance at beginning of the year	1,611	1,529
Provisions (reversals) and other adjustments	(129)	114
Write-offs	(76)	(32)
Balance at end of the year	1,406	1,611
Gross amount of receivables individually impaired, before deducting any impairment allowance	1,081	1,270
Dealers agents and others [Member] | Individual impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment	1,081	1,270
Dealers agents and others [Member] | Collective impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment	₱ 325	₱ 341